Expense Example - FidelitySeriesOverseasFund-PRO - FidelitySeriesOverseasFund-PRO - Fidelity Series Overseas Fund - Fidelity Series Overseas Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13